UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-8327

Name of Fund:  Merrill Lynch Global Growth Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Global Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments


Merrill Lynch Global Growth Fund, Inc.


Schedule of Investments as of May 31, 2006                                                                      (in U.S. dollars)
                                                      Shares
                    Industry                            Held   Common Stocks                                                Value
Africa

South               Construction &                   272,700   Aveng Ltd.                                         $       898,533
Africa - 3.1%       Engineering - 0.2%

                    Construction Materials - 0.3%     24,000   Pretoria Portland Cement Co. Ltd.                        1,278,435

                    Food & Staples                   165,800   Massmart Holdings Ltd.                                   1,270,234
                    Retailing - 0.2%

                    Food Products - 0.3%              70,656   Tiger Brands Ltd.                                        1,611,481

                    Health Care Providers &          719,300   Network Healthcare Holdings Ltd.                           984,756
                    Services - 0.2%

                    Industrial                        91,800   Barloworld Ltd.                                          1,566,980
                    Conglomerates - 0.3%

                    Media - 0.3%                      75,700   Naspers Ltd.                                             1,392,939

                    Metals & Mining - 0.6%             8,700   Impala Platinum Holdings Ltd.                            1,472,202
                                                      94,900   Kumba Resources Ltd.                                     1,638,827
                                                                                                                  ---------------
                                                                                                                        3,111,029

                    Pharmaceuticals - 0.2%           148,100   Aspen Pharmacare Holdings Ltd.                             828,186

                    Specialty Retail - 0.5%          302,900   Edgars Consolidated Stores Ltd.                          1,572,202
                                                      88,400   JD Group Ltd.                                            1,044,341
                                                                                                                  ---------------
                                                                                                                        2,616,543

                                                               Total Common Stocks in Africa - 3.1%                    15,559,116


Europe

Finland - 0.5%      Oil, Gas & Consumable             78,400   Neste Oil Oyj                                            2,662,761
                    Fuels - 0.5%

                                                               Total Common Stocks in Finland                           2,662,761


France - 2.8%       Construction &                    53,000   Vinci SA                                                 4,885,536
                    Engineering - 0.9%

                    Machinery - 0.3%                   1,200   Vallourec                                                1,510,082

                    Textiles, Apparel & Luxury        81,500   LVMH Moet Hennessy Louis Vuitton SA                      8,036,102
                    Goods - 1.6%

                                                               Total Common Stocks in France                           14,431,720


Germany - 1.7%      Chemicals - 0.4%                  17,600   Wacker Chemie AG                                         2,045,881

                    Industrial                        45,000   Siemens AG                                               3,889,399
                    Conglomerates - 0.8%

                    Textiles, Apparel & Luxury        14,000   Adidas-Salomon AG                                        2,787,305
                    Goods - 0.5%

                                                               Total Common Stocks in Germany                           8,722,585


Italy - 0.5%        Commercial Banks - 0.5%          340,000   UniCredito Italiano SpA                                  2,595,441

                                                               Total Common Stocks in Italy                             2,595,441


Norway - 1.2%       Construction &                    60,400   Aker Kvaerner ASA                                        6,168,083
                    Engineering - 1.2%

                                                               Total Common Stocks in Norway                            6,168,083


Spain - 0.3%        Transportation                   135,000   Cintra Concesiones de Infraestructuras de
                    Infrastructure - 0.3%                      Transporte SA                                            1,744,731

                                                               Total Common Stocks in Spain                             1,744,731


Sweden - 2.2%       Communications                 1,461,600   Telefonaktiebolaget LM Ericsson                          4,684,372
                    Equipment - 0.9%

                    Machinery - 1.3%                 412,400   SKF AB Class B                                           6,546,151

                                                               Total Common Stocks in Sweden                           11,230,523


Switzerland - 3.1%  Commercial Services &              2,400   SGS SA                                                   2,395,409
                    Supplies - 0.5%

                    Health Care Equipment &           36,900   Alcon, Inc.                                              3,988,152
                    Supplies - 0.8%

                    Pharmaceuticals - 1.0%            90,000   Novartis AG Registered Shares                            5,005,559

                    Textiles, Apparel & Luxury       124,100   The Registered Shares Swatch Group Ltd.                  4,206,376
                    Goods - 0.8%

                                                               Total Common Stocks in Switzerland                      15,595,496


United              Beverages - 0.5%                 160,000   Diageo Plc                                               2,628,025
Kingdom - 1.3%
                    Commercial Banks - 0.8%          225,000   HSBC Holdings Plc                                        3,909,793

                                                               Total Common Stocks in the United Kingdom                6,537,818

                                                               Total Common Stocks in Europe - 13.6%                   69,689,158



North America

Canada - 3.3%       Chemicals - 0.4%                  22,000   Potash Corp. of Saskatchewan                             1,978,491

                    Diversified Financial             51,400   TSX Group, Inc.                                          2,091,575
                    Services - 0.4%

                    Energy Equipment &               134,800   Ensign Resource Service Group                            3,124,661
                    Services - 0.6%

                    Metals & Mining - 0.3%            20,100   Teck Cominco Ltd. Class B                                1,279,813

                    Oil, Gas & Consumable            201,800   Cameco Corp.                                             8,283,157
                    Fuels - 1.6%

                                                               Total Common Stocks in Canada                           16,757,697


United              Aerospace & Defense - 2.6%       105,200   BE Aerospace, Inc. (a)(d)                                2,332,284
States - 28.2%                                        65,100   Boeing Co.                                               5,419,575
                                                      74,400   Lockheed Martin Corp.                                    5,393,256
                                                                                                                  ---------------
                                                                                                                       13,145,115

                    Capital Markets - 1.0%           314,300   The Charles Schwab Corp.                                 5,236,238

                    Commercial Banks - 0.5%           48,900   HDFC Bank Ltd.                                           2,588,766

                    Construction &                    64,800   Jacobs Engineering Group, Inc. (a)                       5,056,344
                    Engineering - 1.0%

                    Diversified Financial            100,000   Citigroup, Inc.                                          4,930,000
                    Services - 1.0%

                    Electrical Equipment - 2.1%       65,000   Emerson Electric Co.                                     5,363,800
                                                     113,500   Roper Industries, Inc.                                   5,316,340
                                                                                                                  ---------------
                                                                                                                       10,680,140

                    Energy Equipment &                61,000   Baker Hughes, Inc. (d)                                   5,264,300
                    Services - 6.1%                  105,500   Grant Prideco, Inc. (a)                                  5,068,220
                                                      71,600   Halliburton Co. (d)                                      5,340,644
                                                      72,200   National Oilwell Varco, Inc. (a)(d)                      4,769,532
                                                      83,400   Schlumberger Ltd. (d)                                    5,468,538
                                                      70,600   Transocean, Inc. (d)                                     5,744,722
                                                                                                                  ---------------
                                                                                                                       31,655,956

                    Food Products - 1.1%              98,500   Bunge Ltd.                                               5,575,100

                    Health Care Providers &           75,113   Cerner Corp. (a)                                         2,852,792
                    Services - 2.5%                  123,500   Sierra Health Services, Inc. (a)                         5,088,200
                                                      60,900   WellPoint, Inc. (a)                                      4,359,222
                                                                                                                  ---------------
                                                                                                                       12,300,214

                    Hotels, Restaurants &             87,200   Las Vegas Sands Corp. (a)(d)                             6,157,192
                    Leisure - 2.2%                   137,400   Starbucks Corp. (a)                                      4,898,310
                                                                                                                  ---------------
                                                                                                                       11,055,502

                    Household Products - 0.9%         81,300   Procter & Gamble Co.                                     4,410,525

                    IT Services - 1.0%                84,200   Cognizant Technology Solutions Corp. (a)                 4,967,800

                    Industrial                        59,900   3M Co.                                                   5,011,234
                    Conglomerates - 1.0%

                    Internet Software &              120,900   Yahoo!, Inc. (a)                                         3,819,231
                    Services - 0.7%

                    Machinery - 2.5%                  69,300   Caterpillar, Inc.                                        5,055,435
                                                      92,000   ITT Industries, Inc.                                     4,797,800
                                                      61,600   Joy Global, Inc.                                         3,310,384
                                                                                                                  ---------------
                                                                                                                       13,163,619

                    Metals & Mining - 1.0%            60,700   Phelps Dodge Corp.                                       5,201,383

                    Oil, Gas & Consumable             84,600   Valero Energy Corp.                                      5,190,210
                    Fuels - 1.0%

                                                               Total Common Stocks in the United States               143,987,377

                                                               Total Common Stocks in North America - 31.5%           160,745,074



Pacific Basin

Australia - 22.0%   Biotechnology - 1.0%             135,100   CSL Ltd.                                                 5,274,320

                    Capital Markets - 2.7%           193,900   Macquarie Bank Ltd.                                      9,428,201
                                                      80,700   Perpetual Trustees Australia Ltd.                        4,134,942
                                                                                                                  ---------------
                                                                                                                       13,563,143

                    Chemicals - 0.7%                 165,300   Nufarm Ltd.                                              1,336,032
                                                     119,400   Orica Ltd.                                               2,123,392
                                                                                                                  ---------------
                                                                                                                        3,459,424

                    Commercial Banks - 5.4%          441,900   Australia & New Zealand Banking Group Ltd.               8,842,563
                                                     318,800   Commonwealth Bank of Australia                          10,407,496
                                                     302,300   National Australia Bank Ltd.                             8,044,214
                                                                                                                  ---------------
                                                                                                                       27,294,273

                    Commercial Services &            255,100   Downer EDI Ltd.                                          1,632,599
                    Supplies - 0.3%

                    Construction &                   425,700   Leighton Holdings Ltd.                                   5,555,264
                    Engineering - 1.1%

                    Construction Materials - 0.6%    221,200   Rinker Group Ltd.                                        3,120,941

                    Diversified Financial             96,800   Australian Stock Exchange Ltd.                           2,233,441
                    Services - 0.4%

                    Health Care Equipment &          111,400   Cochlear Ltd.                                            4,139,050
                    Supplies - 0.8%

                    IT Services - 0.4%               321,800   Computershare Ltd.                                       1,895,583

                    Insurance - 1.6%                 516,000   QBE Insurance Group Ltd.                                 8,368,141

                    Media - 1.1%                     391,300   Publishing & Broadcasting Ltd.                           5,496,132

                    Metals & Mining - 4.6%           593,700   BHP Billiton Ltd.                                       12,943,474
                                                     251,300   Energy Resources of Australia Ltd.                       2,412,682
                                                     248,300   Iluka Resources Ltd.                                     1,245,035
                                                     814,300   Zinifex Ltd.                                             7,236,404
                                                                                                                  ---------------
                                                                                                                       23,837,595

                    Transportation                 1,579,200   Macquarie Infrastructure Group                           4,040,227
                    Infrastructure - 1.3%            501,800   Transurban Group                                         2,534,923
                                                                                                                  ---------------
                                                                                                                        6,575,150

                                                               Total Common Stocks in Australia                       112,445,056


China - 0.6%        Electrical Equipment - 0.2%       45,300   Suntech Power Holdings Co. Ltd. (e)                      1,276,554

                    Oil, Gas & Consumable          1,170,100   China Shenhua Energy Co. Ltd. Class H                    1,992,160
                    Fuels - 0.4%

                                                               Total Common Stocks in China                             3,268,714


Hong Kong - 5.7%    Communications                 1,377,600   ZTE Corp.                                                4,669,516
                    Equipment - 0.9%

                    Distributors - 0.6%            1,655,000   China Resources Enterprise                               3,175,659

                    Electric Utilities - 1.5%      2,546,200   Cheung Kong Infrastructure Holdings Ltd.                 7,514,718

                    Food Products - 0.7%           1,661,500   Chaoda Modern Agriculture (Holdings) Ltd.                1,049,468
                                                   1,092,800   China Mengniu Dairy Co., Ltd.                            1,303,913
                                                   2,119,100   Global Bio-Chem Technology Group Co., Ltd.                 864,063
                                                                                                                  ---------------
                                                                                                                        3,217,444

                    Marine - 0.6%                  1,749,700   NWS Holdings Ltd.                                        3,089,988

                    Real Estate Management &       2,132,300   Midland Holdings Ltd.                                    1,016,569
                    Development - 0.2%

                    Transportation                 1,843,600   COSCO Pacific Ltd.                                       3,776,777
                    Infrastructure - 1.2%            796,800   China Merchants Holdings International Co., Ltd.         2,358,869
                                                                                                                  ---------------
                                                                                                                        6,135,646

                                                               Total Common Stocks in Hong Kong                        28,819,540


India - 10.5%       Auto Components - 0.2%           133,400   Bharat Forge Ltd.                                          967,212

                    Automobiles - 0.5%               163,300   Tata Motors Ltd.                                         2,787,405

                    Chemicals - 0.7%                 162,200   Reliance Industries Ltd.                                 3,339,374

                    Commercial Banks - 0.7%           68,318   ICICI Bank Ltd.                                            797,528
                                                     101,000   ICICI Bank Ltd. (e)                                      2,686,600
                                                                                                                  ---------------
                                                                                                                        3,484,128

                    Construction &                   151,100   Jaiprakash Associates Ltd.                               1,422,052
                    Engineering - 1.1%                82,500   Larsen & Toubro Ltd.                                     4,130,709
                                                                                                                  ---------------
                                                                                                                        5,552,761

                    Electrical Equipment - 0.6%       72,100   Bharat Heavy Electricals Ltd.                            2,962,640

                    Hotels, Restaurants &             25,300   Indian Hotels Co. Ltd.                                     657,105
                    Leisure - 0.1%

                    Household Products - 0.7%        670,900   Hindustan Lever Ltd.                                     3,385,912

                    IT Services - 2.3%                63,100   Infosys Technologies Ltd.                                3,970,823
                                                     327,100   Satyam Computer Services Ltd.                            4,892,222
                                                      77,500   Tata Consultancy Services Ltd.                           2,984,794
                                                                                                                  ---------------
                                                                                                                       11,847,839

                    Industrial                        10,200   Siemens India Ltd.                                       1,078,039
                    Conglomerates - 0.2%

                    Machinery - 0.5%                 252,200   Sterlite Industries India Ltd.                           2,343,009

                    Media - 0.2%                     245,600   ZEE Telefilms Ltd.                                       1,230,999

                    Metals & Mining - 1.2%           896,000   Hindalco Industries Ltd.                                 3,444,324
                                                      21,868   Hindalco Industries Ltd.                                    48,081
                                                     165,600   Hindustan Zinc Ltd.                                      2,578,493
                                                                                                                  ---------------
                                                                                                                        6,070,898

                    Pharmaceuticals - 0.8%           325,250   Cipla Ltd.                                               1,612,707
                                                     137,200   Sun Pharmaceuticals Industries Ltd.                      2,386,628
                                                                                                                  ---------------
                                                                                                                        3,999,335

                    Wireless Telecommunication       343,700   Bharti Tele-Ventures Ltd. (a)                            2,716,566
                    Services - 0.7%                  162,200   Reliance Communication Ventures Ltd.                       937,817
                                                                                                                  ---------------
                                                                                                                        3,654,383

                                                               Total Common Stocks in India                            53,361,039


Japan - 9.9%        Automobiles - 0.6%                57,100   Toyota Motor Corp.                                       3,067,359

                    Capital Markets - 1.0%           250,000   Nomura Holdings, Inc.                                    4,941,842

                    Chemicals - 1.6%                 107,000   JSR Corp.                                                2,830,803
                                                     294,000   Mitsubishi Rayon Co., Ltd.                               2,576,278
                                                     295,000   Toray Industries, Inc.                                   2,626,181
                                                                                                                  ---------------
                                                                                                                        8,033,262

                    Commercial Banks - 1.2%              350   Mizuho Financial Group, Inc.                             2,857,895
                                                         300   Sumitomo Mitsui Financial Group, Inc.                    3,078,211
                                                                                                                  ---------------
                                                                                                                        5,936,106

                    Commercial Services &             42,700   Park24 Co. Ltd.                                          1,446,064
                    Supplies - 0.3%

                    Construction &                   131,500   Chiyoda Corp.                                            2,602,146
                    Engineering - 0.5%

                    Electrical Equipment - 1.0%      456,000   Matsushita Electric Works Ltd.                           5,307,632

                    Food & Staples                   150,000   Seven & I Holdings Co. Ltd.                              5,216,037
                    Retailing - 1.0%

                    Household Durables - 1.0%        229,500   Matsushita Electric Industrial Co., Ltd.                 5,013,134

                    Oil, Gas & Consumable                300   Inpex Holdings, Inc.                                     2,665,239
                    Fuels - 0.9%                     301,000   Nippon Oil Corp.                                         2,218,844
                                                                                                                  ---------------
                                                                                                                        4,884,083

                    Specialty Retail - 0.6%           28,500   Yamada Denki Co., Ltd.                                   2,969,249

                    Textiles, Apparel & Luxury       147,900   Toho Tenax Co. Ltd. (a)                                  1,217,351
                    Goods - 0.2%

                                                               Total Common Stocks in Japan                            50,634,265


South Korea - 1.6%  Auto Components - 0.3%           127,200   Hankook Tire Co. Ltd.                                    1,715,070

                    Automobiles - 0.5%                29,100   Hyundai Motor Co.                                        2,248,274

                    Semiconductors & Semiconductor     6,300   Samsung Electronics Co., Ltd.                            4,053,949
                    Equipment - 0.8%

                                                               Total Common Stocks in South Korea                       8,017,293

                                                               Total Common Stocks in the Pacific Basin - 50.3%       256,545,907

                                                               Total Common Stocks
                                                               (Cost - $418,248,914) - 98.5%                          502,539,255


                                                  Beneficial
                                                    Interest   Short-Term Securities

                                              $   15,811,413   Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I, 4.85% (b)(f)                       15,811,413
                                                  20,350,450   Merrill Lynch Liquidity Series, LLC
                                                               Money Market Series, 5.04% (b)(c)(f)                    20,350,450

                                                               Total Short-Term Securities
                                                               (Cost - $36,161,863) - 7.1%                             36,161,863

                                                               Total Investments (Cost - $454,410,777*) - 105.6%      538,701,118
                                                               Liabilities in Excess of Other Assets - (5.6%)        (28,723,687)
                                                                                                                  ---------------
                                                               Net Assets - 100.0%                                $   509,977,431
                                                                                                                  ===============


(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                    Net          Interest
    Affiliate                                     Activity        Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                         $ 12,270,953    $  198,434
    Merrill Lynch Liquidity Series, LLC
    Money Market Series                         $ 13,406,450    $   19,514


(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or a portion of security, is on loan.

(e) Depositary receipts.

(f) Represents the current yield as of 5/31/2006.

  * The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $    454,451,488
                                                   ================
    Gross unrealized appreciation                  $     94,949,410
    Gross unrealized depreciation                      (10,699,780)
                                                   ----------------
    Net unrealized appreciation                    $     84,249,630
                                                   ================


o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Growth Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Growth Fund, Inc.


Date: July 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Growth Fund, Inc.


Date: July 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Growth Fund, Inc.


Date: July 21, 2006